Biological assets and inventory (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Changes in Carrying Amount of Biological Assets

The Company’s biological assets consist of cannabis plants. The changes in the carrying amount of the biological assets are as follows:

	2017	2016
Biological assets - beginning of year	$1,795	$—
Gain on revaluation of biological assets	11,620	2,179
Increase due to acquisition of Peace Naturals	—	866
Transferred to inventory upon harvest	(9,693)	(1,250)

Biological assets - end of year	$3,722	$1,795

Schedule of the Effect of Changes in Fair Values of Biological Assets and Inventory

The effect of changes in fair value of biological assets and inventory during the year include:

	2017	2016
Unrealized change in fair value of biological assets	$(11,620)	$(2,179)
Realized fair value increments on inventory sold during the year	3,956	266

Net effect of changes in fair value of biological assets and inventory	$(7,664)	$(1,913)

Schedule of Biological Inventory

Inventory as at December 31 consists of the following:

	2017	2016
Dry cannabis
Finished goods	$6,145	$1,502
Work-in-process	1,630	—

	7,775	1,502
Cannabis oils
Finished goods	332	—
Raw materials	183	194
Supplies and consumables	126	212

	$8,416	$1,908